long-term debt - TELUS Corporation senior notes (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CAD ($) $ / NotesSeries $ / NotesSeries $ / $	Jul. 01, 2025 CAD ($)	Jul. 01, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / NotesSeries $ / NotesSeries $ / $	Dec. 31, 2024 CAD ($)	Jun. 30, 2024 CAD ($)	May 31, 2020 CAD ($) $ / NotesSeries	Dec. 31, 2019 CAD ($) $ / NotesSeries	Mar. 31, 2018	Feb. 28, 2018 CAD ($) $ / NotesSeries	Mar. 31, 2017 CAD ($) $ / NotesSeries	Dec. 31, 2015 CAD ($) $ / NotesSeries	Apr. 30, 2014 CAD ($) $ / NotesSeries
TELUS Corporation notes
Long-term debt	$ 32,194				$ 28,854	$ 28,151
Gain on repurchasing	17
Cross currency interest rate swap agreements terminated	$ 222
TELUS Corporation senior notes
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal	101.00%
Redemption price percentage	100.00%
TELUS Corporation senior notes | Debt repurchases
TELUS Corporation notes
Principal face amount acquired		$ 1,815
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate	3.75%			3.75%
Issued	September 2014
Maturity	January 2025
Issue price per $1000 increment of debt | $ / NotesSeries	997.75			997.75
Effective interest rate	3.78%			3.78%
Principal face amount: Originally issued	$ 800
Redemption present value spread - Basis points	0.385%			0.385%
Redemption present value spread - Cessation date	Oct. 17, 2024
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate	3.75%			3.75%
Issued	December 2015
Maturity	March 2026
Issue price per $1000 increment of debt | $ / NotesSeries	992.14			992.14
Effective interest rate	3.84%			3.84%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.535%			0.535%
Redemption present value spread - Cessation date	Dec. 10, 2025
2.75% Notes, Series CZ
TELUS Corporation notes
Fixed interest rate	2.75%			2.75%
Issued	July 2019
Maturity	July 2026
Issue price per $1000 increment of debt | $ / NotesSeries	998.73			998.73
Effective interest rate	2.77%			2.77%
Principal face amount: Originally issued	$ 800
Long-term debt	$ 800
Redemption present value spread - Basis points	0.33%			0.33%
Redemption present value spread - Cessation date	May 8, 2026
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	2.80%			2.80%
Issued	September 2016
Maturity	February 2027
Issue price per $1000 increment of debt | $ / NotesSeries	991.89			991.89
Effective interest rate	2.89%			2.89%
Principal face amount: Originally issued				$ 600
Long-term debt				$ 600
Redemption present value spread - Basis points	0.20%			0.20%
Redemption present value spread - Cessation date	Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	2.95%			2.95%
Principal face amount: Originally issued	$ 792
Fixed exchange rate | $ / $	1.3205			1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	3.70%			3.70%
Issued	March 2017
Maturity	September 2027
Issue price per $1000 increment of debt | $ / NotesSeries	998.95			998.95
Effective interest rate	3.71%			3.71%
Principal face amount: Originally issued				$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points	0.20%			0.20%
Redemption present value spread - Cessation date	June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.41%			3.41%
Principal face amount: Originally issued	$ 667
Fixed exchange rate | $ / $	1.3348			1.3348
2.35% Notes, Series CAC
TELUS Corporation notes
Fixed interest rate	2.35%			2.35%
Issued	May 2020
Maturity	January 2028
Issue price per $1000 increment of debt | $ / NotesSeries	997.25			997.25
Effective interest rate	2.39%			2.39%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.48%			0.48%
Redemption present value spread - Cessation date	Nov. 27, 2027
3.625% Notes, Series CX
TELUS Corporation notes
Fixed interest rate	3.625%			3.625%
Issued	March 2018
Maturity	March 2028
Issue price per $1000 increment of debt | $ / NotesSeries	989.49			989.49
Effective interest rate	3.75%			3.75%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.37%			0.37%
Redemption present value spread - Cessation date	Dec. 1, 2027
4.80% Notes, Series CAO
TELUS Corporation notes
Fixed interest rate	4.80%			4.80%
Issued	February 2024
Maturity	December 2028
Issue price per $1000 increment of debt | $ / NotesSeries	998.95			998.95
Effective interest rate	4.83%			4.83%
Principal face amount: Originally issued	$ 700
Long-term debt	$ 700
Redemption present value spread - Basis points	0.28%			0.28%
Redemption present value spread - Cessation date	Nov. 15, 2028
3.30% Notes, Series CY
TELUS Corporation notes
Fixed interest rate	3.30%			3.30%
Issued	April 2019
Maturity	May 2029
Issue price per $1000 increment of debt | $ / NotesSeries	991.75			991.75
Effective interest rate	3.40%			3.40%
Principal face amount: Originally issued	$ 1,000
Long-term debt	$ 1,000
Redemption present value spread - Basis points	0.435%			0.435%
Redemption present value spread - Cessation date	Feb. 2, 2029
5.00% Notes, Series CAI
TELUS Corporation notes
Fixed interest rate	5.00%			5.00%
Issued	September 2022
Maturity	September 2029
Issue price per $1000 increment of debt | $ / NotesSeries	995.69			995.69
Effective interest rate	5.07%			5.07%
Principal face amount: Originally issued	$ 350
Long-term debt	$ 350
Redemption present value spread - Basis points	0.465%			0.465%
Redemption present value spread - Cessation date	July 13, 2029
3.15% Notes, Series CAA
TELUS Corporation notes
Fixed interest rate	3.15%			3.15%
Issued	December 2019
Maturity	February 2030
Issue price per $1000 increment of debt | $ / NotesSeries	996.49			996.49
Effective interest rate	3.19%			3.19%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.395%			0.395%
Redemption present value spread - Cessation date	Nov. 19, 2029
5.60% Notes, Series CAM
TELUS Corporation notes
Fixed interest rate	5.60%			5.60%
Issued	September 2023
Maturity	September 2030
Issue price per $1000 increment of debt | $ / NotesSeries	998.85			998.85
Effective interest rate	5.62%			5.62%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.46%			0.46%
Redemption present value spread - Cessation date	July 9, 2030
2.05% Notes, Series CAD
TELUS Corporation notes
Fixed interest rate	2.05%			2.05%
Issued	October 2020
Maturity	October 2030
Issue price per $1000 increment of debt | $ / NotesSeries	997.93			997.93
Effective interest rate	2.07%			2.07%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.38%			0.38%
Redemption present value spread - Cessation date	July 7, 2030
4.95% Notes, Series CAP
TELUS Corporation notes
Fixed interest rate	4.95%			4.95%
Issued	February 2024
Maturity	February 2031
Issue price per $1000 increment of debt | $ / NotesSeries	997.07			997.07
Effective interest rate	5.00%			5.00%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.345%			0.345%
Redemption present value spread - Cessation date	Dec. 18, 2030
4.65% Notes, Series CAQ
TELUS Corporation notes
Fixed interest rate	4.65%			4.65%
Issued	August 2024
Maturity	August 2031
Issue price per $1000 increment of debt | $ / NotesSeries	999.11			999.11
Effective interest rate	4.66%			4.66%
Principal face amount: Originally issued	$ 700
Long-term debt	$ 700
Redemption present value spread - Basis points	0.385%			0.385%
Redemption present value spread - Cessation date	June 13, 2031
2.85% Sustainability-Linked Notes, Series CAF
TELUS Corporation notes
Fixed interest rate	2.85%			2.85%
Issued	June 2021
Maturity	November 2031
Issue price per $1000 increment of debt | $ / NotesSeries	997.52			997.52
Effective interest rate	2.88%			2.88%
Principal face amount: Originally issued	$ 750
Long-term debt	$ 750
Redemption present value spread - Basis points	0.34%			0.34%
Redemption present value spread - Cessation date	Aug. 13, 2031
Post-trigger event Interest rate	3.85%			3.85%
Redemption interest accrual rate if certificate not obtained	3.85%			3.85%
3.40% U.S. Dollar Sustainability-Linked Notes
TELUS Corporation notes
Fixed interest rate	3.40%			3.40%
Issued	February 2022
Maturity	May 2032
Issue price per $1000 increment of debt | $ / NotesSeries	997.13			997.13
Effective interest rate	3.43%			3.43%
Principal face amount: Originally issued				$ 900
Long-term debt				$ 900
Redemption present value spread - Basis points	0.25%			0.25%
Redemption present value spread - Cessation date	Feb. 13, 2032
Post-trigger event Interest rate	4.40%			4.40%
Aggregate MFN step-up and trigger event limit	1.50%			1.50%
Redemption interest accrual rate if certificate not obtained	4.40%			4.40%
3.40% U.S. Dollar Sustainability-Linked Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.89%			3.89%
Principal face amount: Originally issued	$ 1,100
Fixed exchange rate | $ / $	1.2753			1.2753
5.25% Sustainability-Linked Notes, Series CAG
TELUS Corporation notes
Fixed interest rate	5.25%			5.25%
Issued	September 2022
Maturity	November 2032
Issue price per $1000 increment of debt | $ / NotesSeries	996.73			996.73
Effective interest rate	5.29%			5.29%
Principal face amount: Originally issued	$ 1,100
Long-term debt	$ 1,100
Redemption present value spread - Basis points	0.515%			0.515%
Redemption present value spread - Cessation date	Aug. 15, 2032
Post-trigger event Interest rate	6.00%			6.00%
Aggregate MFN step-up and trigger event limit	1.50%			1.50%
Redemption interest accrual rate if certificate not obtained	6.00%			6.00%
4.95% Sustainability-Linked Notes, Series CAJ
TELUS Corporation notes
Fixed interest rate	4.95%			4.95%
Issued	March 2023
Maturity	March 2033
Issue price per $1000 increment of debt | $ / NotesSeries	998.28			998.28
Effective interest rate	4.97%			4.97%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.545%			0.545%
Redemption present value spread - Cessation date	Dec. 28, 2032
Post-trigger event Interest rate	5.70%			5.70%
Aggregate MFN step-up and trigger event limit	1.50%			1.50%
Redemption interest accrual rate if certificate not obtained	5.70%			5.70%
5.75% Sustainability-Linked Notes, Series CAK
TELUS Corporation notes
Fixed interest rate	5.75%			5.75%
Issued	September 2023
Maturity	September 2033
Issue price per $1000 increment of debt | $ / NotesSeries	997.82			997.82
Effective interest rate	5.78%			5.78%
Principal face amount: Originally issued	$ 850
Long-term debt	$ 850
Redemption present value spread - Basis points	0.52%			0.52%
Redemption present value spread - Cessation date	June 8, 2033
Post-trigger event Interest rate	6.35%			6.35%
Aggregate MFN step-up and trigger event limit	1.20%			1.20%
Redemption interest accrual rate if certificate not obtained	6.35%			6.35%
5.10% Sustainability-Linked Notes, Series CAN
TELUS Corporation notes
Fixed interest rate	5.10%			5.10%
Issued	February 2024
Maturity	February 2034
Issue price per $1000 increment of debt | $ / NotesSeries	996.44			996.44
Effective interest rate	5.15%			5.15%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.385%			0.385%
Redemption present value spread - Cessation date	Nov. 15, 2033
Post-trigger event Interest rate	5.60%			5.60%
Aggregate MFN step-up and trigger event limit	1.00%			1.00%
Redemption interest accrual rate if certificate not obtained	5.60%			5.60%
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate	4.40%			4.40%
Issued	April 2013
Maturity	April 2043
Issue price per $1000 increment of debt | $ / NotesSeries	997.68			997.68
Effective interest rate	4.41%			4.41%
Principal face amount: Originally issued	$ 600
Long-term debt	$ 600
Redemption present value spread - Basis points	0.47%			0.47%
Redemption present value spread - Cessation date	Oct. 1, 2042
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate	5.15%			5.15%
Issued	November 2013
Maturity	November 2043
Issue price per $1000 increment of debt | $ / NotesSeries	995			995
Effective interest rate	5.18%			5.18%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.50%			0.50%
Redemption present value spread - Cessation date	May 26, 2043
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate	4.85%			4.85%									4.85%
Issued	Multiple
Maturity	April 2044
Issue price per $1000 increment of debt | $ / NotesSeries	987.91			987.91								974.38	998.74
Effective interest rate	4.93%			4.93%								5.02%	4.86%
Principal face amount: Originally issued	$ 500											$ 400	$ 500
Long-term debt	$ 900
Redemption present value spread - Basis points	0.46%			0.46%
Redemption present value spread - Cessation date	Oct. 5, 2043
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate	4.75%			4.75%
Issued	September 2014
Maturity	January 2045
Issue price per $1000 increment of debt | $ / NotesSeries	992.91			992.91
Effective interest rate	4.80%			4.80%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.515%			0.515%
Redemption present value spread - Cessation date	July 17, 2044
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate	4.40%			4.40%
Issued	March 2015
Maturity	January 2046
Issue price per $1000 increment of debt | $ / NotesSeries	999.72			999.72
Effective interest rate	4.40%			4.40%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.605%			0.605%
Redemption present value spread - Cessation date	July 29, 2045
4.40% Notes, Series CU | Debt repurchases
TELUS Corporation notes
Fixed interest rate		4.40%	4.40%
Principal face amount acquired		$ 267
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate	4.70%			4.70%							4.70%
Issued	Multiple
Maturity	March 2048
Issue price per $1000 increment of debt | $ / NotesSeries	998.06			998.06						1,014.11	990.65
Effective interest rate	4.71%			4.71%					4.61%		4.76%
Principal face amount: Originally issued	$ 325									$ 150	$ 325
Long-term debt	$ 475
Redemption present value spread - Basis points	0.585%			0.585%
Redemption present value spread - Cessation date	Sept. 6, 2047
4.60% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	4.60%	4.60%	4.60%	4.60%
Issued	June 2018
Maturity	November 2048
Issue price per $1000 increment of debt | $ / NotesSeries	987.6			987.6
Effective interest rate	4.68%			4.68%
Principal face amount: Originally issued		$ 728		$ 750
Long-term debt				$ 750
Redemption present value spread - Basis points	0.25%			0.25%
Redemption present value spread - Cessation date	May 16, 2048
Termination value				$ 189
4.60% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	4.41%			4.41%
Principal face amount: Originally issued	$ 974
Fixed exchange rate | $ / $	1.2985			1.2985
4.60% U.S. Dollar Notes | Debt repurchases
TELUS Corporation notes
Fixed interest rate		4.60%	4.60%
Principal face amount acquired			$ 189
4.30% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	4.30%	4.30%	4.30%	4.30%
Issued	May 2019
Maturity	June 2049
Issue price per $1000 increment of debt | $ / NotesSeries	990.48			990.48
Effective interest rate	4.36%			4.36%
Principal face amount: Originally issued		$ 499		$ 500
Long-term debt				$ 500
Redemption present value spread - Basis points	0.25%			0.25%
Redemption present value spread - Cessation date	Dec. 15, 2048
Termination value				$ 129
4.30% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	4.27%			4.27%
Principal face amount: Originally issued	$ 672
Fixed exchange rate | $ / $	1.3435			1.3435
4.30% U.S. Dollar Notes | Debt repurchases
TELUS Corporation notes
Fixed interest rate		4.30%	4.30%
Principal face amount acquired			$ 129
3.95% Notes, Series CAB
TELUS Corporation notes
Fixed interest rate	3.95%			3.95%				3.95%
Issued	Multiple
Maturity	February 2050
Issue price per $1000 increment of debt | $ / NotesSeries	997.54			997.54			1,003.53	991.54
Effective interest rate	3.97%			3.97%			3.93%	4.00%
Principal face amount: Originally issued	$ 400						$ 400	$ 400
Long-term debt	$ 800
Redemption present value spread - Basis points	0.575%			0.575%
Redemption present value spread - Cessation date	Aug. 16, 2049
3.95% Notes, Series CAB | Debt repurchases
TELUS Corporation notes
Fixed interest rate		3.95%	3.95%
Principal face amount acquired		$ 695
4.10% Notes, Series CAE
TELUS Corporation notes
Fixed interest rate	4.10%			4.10%
Issued	April 2021
Maturity	April 2051
Issue price per $1000 increment of debt | $ / NotesSeries	994.7			994.7
Effective interest rate	4.13%			4.13%
Principal face amount: Originally issued	$ 500
Long-term debt	$ 500
Redemption present value spread - Basis points	0.53%			0.53%
Redemption present value spread - Cessation date	Oct. 5, 2050
4.10% Notes, Series CAE | Debt repurchases
TELUS Corporation notes
Fixed interest rate		4.10%	4.10%
Principal face amount acquired		$ 422
5.65% Notes, Series CAH
TELUS Corporation notes
Fixed interest rate	5.65%			5.65%
Issued	September 2022
Maturity	September 2052
Issue price per $1000 increment of debt | $ / NotesSeries	996.13			996.13
Effective interest rate	5.68%			5.68%
Principal face amount: Originally issued	$ 550
Long-term debt	$ 550
Redemption present value spread - Basis points	0.615%			0.615%
Redemption present value spread - Cessation date	Mar. 13, 2052
5.95% Notes, Series CAL
TELUS Corporation notes
Fixed interest rate	5.95%			5.95%
Issued	September 2023
Maturity	September 2053
Issue price per $1000 increment of debt | $ / NotesSeries	992.67			992.67
Effective interest rate	6.00%			6.00%
Principal face amount: Originally issued	$ 400
Long-term debt	$ 400
Redemption present value spread - Basis points	0.615%			0.615%
Redemption present value spread - Cessation date	Mar. 8, 2053
Prior to maturity date | Foreign exchange derivative
TELUS Corporation notes
Redemption price percentage	100.00%
Prior to maturity date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period	30 days
Prior to maturity date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period	60 days
On or after the redemption cessation date | TELUS Corporation senior notes | Minimum
TELUS Corporation notes
Redemption period	30 days
On or after the redemption cessation date | TELUS Corporation senior notes | Maximum
TELUS Corporation notes
Redemption period	60 days